Right of Use Assests, Net (Details) - Schedule of Allocation of the Right of Use Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allocation of the Right of Use Assets [Abstract]
Office lease	$ 518,787	$ 753,716
Car leases	112,006	132,421
Total	$ 630,793	$ 887,137